Consolidated Statement of Changes in Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total		Preferred Stock	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Other	Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2008	$ 177,052		$ 37,701	$ 76,766	$ 73,823	$ (10,825)	$ (413)
Beginning Balance, Shares at Dec. 31, 2008				5,017,436,000
Cumulative adjustments for accounting changes					71	(71)		(71)
Net income (loss)	6,276	[1]			6,276			6,276
Net change in available-for-sale debt and marketable equity securities	3,593					3,593		3,593
Net change in derivatives	923					923		923
Employee benefit plan adjustments	550					550		550
Net change in foreign currency translation adjustments	211					211		211
Dividends paid:
Common	(326)				(326)
Preferred	(4,537)				(4,537)
Issuance of preferred stock and stock warrants	30,000		26,800	3,200
Repayment of preferred stock	(45,000)		(41,014)		(3,986)
Issuance of common equivalent securities	19,244		19,244
Stock issued in acquisition	29,109		8,605	20,504
Stock issued in acquisition, shares				1,375,476,000
Issuance of common stock	13,468			13,468
Issuance of common stock, shares				1,250,000,000
Exchange of preferred stock			(14,797)	14,221	576
Exchange of preferred stock, shares				999,935,000
Common stock issued under employee plans and related tax effects	883			575			308
Common stock issued under employee plans and related tax effects, shares				7,397,000
Other	(2)		669		(664)		(7)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent								11,482
Ending Balance at Dec. 31, 2009	231,444		37,208	128,734	71,233	(5,619)	(112)
Ending Balance, Shares at Dec. 31, 2009				8,650,244,000
Cumulative adjustments for accounting changes	(6,270)
Cumulative adjustments for accounting changes (Consolidation of certain variable interest entities [Member])					(6,154)	(116)		(116)
Cumulative adjustments for accounting changes (Credit-related notes [Member])					(229)	229		229
Net income (loss)	(2,238)	[1]			(2,238)			(2,238)
Net change in available-for-sale debt and marketable equity securities	5,759					5,759		5,759
Net change in derivatives	(701)					(701)		(701)
Employee benefit plan adjustments	145					145		145
Net change in foreign currency translation adjustments	237					237		237
Dividends paid:
Common	(405)				(405)
Preferred	(1,357)				(1,357)
Issuance of common equivalent securities			(19,244)	19,244
Common stock issued under employee plans and related tax effects	1,488			1,385			103
Common stock issued under employee plans and related tax effects, shares				98,557,000
Mandatory convertible preferred stock conversion			(1,542)	1,542
Mandatory convertible preferred stock conversion, shares				50,354,000
Common equivalent securities conversion, shares				1,286,000,000
Other	146		140		(1)		7
Comprehensive Income (Loss), Net of Tax, Attributable to Parent								3,315
Ending Balance at Dec. 31, 2010	228,248		16,562	150,905	60,849	(66)	(2)
Ending Balance, Shares at Dec. 31, 2010				10,085,155,000
Net income (loss)	1,446	[1]			1,446			1,446
Net change in available-for-sale debt and marketable equity securities	(4,270)					(4,270)		(4,270)
Net change in derivatives	(549)					(549)		(549)
Employee benefit plan adjustments	(444)					(444)		(444)
Net change in foreign currency translation adjustments	(108)					(108)		(108)
Dividends paid:
Common	(413)				(413)
Preferred	(1,325)				(1,325)
Issuance of preferred stock and stock warrants	5,000		2,918	2,082
Exchange of preferred stock	1,635		(1,083)	2,754	(36)
Exchange of preferred stock, shares				400,000,000
Common stock issued under employee plans and related tax effects	882			880			2
Common stock issued under employee plans and related tax effects, shares				50,783,000
Other	(1)				(1)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent								(3,925)
Ending Balance at Dec. 31, 2011	$ 230,101		$ 18,397	$ 156,621	$ 60,520	$ (5,437)	$ 0
Ending Balance, Shares at Dec. 31, 2011				10,535,938,000

[1]	There were no material intersegment revenues.